Income Taxes	6 Months Ended
Jun. 30, 2014
Income Taxes

9. Income Taxes

The Company files income tax returns in the U.S. federal, the United Kingdom and various state jurisdictions. The Company’s primary operating unit is Seamless North America, LLC, which was incorporated in 1999 as a taxable C-Corporation, and acquired by Aramark in April of 2006. The Company was converted to a single member limited liability company (“LLC”) in April of 2007. In June of 2011, the entity was converted into a partnership for tax purposes upon the sale of a 26% interest to SLW Investors. In October of 2012, Aramark spun off its interest in Seamless North America, LLC by contributing the partnership interest to a newly formed C-Corporation, Seamless Holdings, and distributing those shares to the shareholders of Aramark. The income taxes paid on behalf of Seamless North America, LLC by Aramark, while it was a single member LLC, have been reflected as income tax expense and as contributed capital for the period prior to the sale to SLW Investors in June of 2011. On that date, the Company recorded tax benefits of approximately $8.1 million relating to the reversal of existing deferred tax liabilities relating to the C-Corporation and recognition of a deferred tax asset at the partnership level relating to tax status of the underlying LLC. A deferred tax liability of approximately $8.2 million was assumed by Seamless Holdings at the time it was spun off from Aramark in October of 2012. This liability was reflected as an offset to equity, as part of the spin off.

The income tax provision (benefit) was comprised of the following:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Current:
Federal	$1,514	$316	$2,912
State	893	132	3,056
Foreign	424	365	468

Total current	2,831	813	6,436
Deferred:
Federal	(4,493)	—	1,300
State	(3,558)	—	406

Total deferred	(8,051)	—	1,706

Total income tax expense	$(5,220)	$813	$8,142

Income before income taxes was as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Domestic source	$8,506	$7,153	$12,986
Foreign source	1,485	1,579	1,903

Income before income tax	$9,991	$8,732	$14,889

The following is a reconciliation of income taxes computed at the U.S. federal statutory rate to the income taxes reported in the consolidated statements of operations:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Tax at statutory rate	$3,497	$3,056	$5,211
State income taxes	622	251	2,522
Nondeductible transaction costs	—	—	1,148
Tax benefit of partnership status	(1,239)	(2,211)	(726)
Tax impact of change in tax status of LLC	(7,956)	—	—
Valuation allowance reversal	—	—	(502)
Foreign rate differential	(96)	(188)	(220)
All other	(48)	(95)	709

Total provision (benefit) for income taxes	$(5,220)	$813	$8,142

The tax effects of temporary differences giving rise to deferred income tax assets and liabilities were as follows:

	As of December 31,
	2012	2013
	(in thousands)
Deferred tax assets:
Loss and credit carryforwards	$1,157	$16,606
Accrued expenses	26	620
Intangible assets	592	—
Share-based compensation	111	5,200

Total deferred tax assets	1,886	22,426
Deferred tax (liabilities):
Fixed assets	$(241)	$(1,145)
Intangible assets	—	(105,435)
Investment in partnership	(8,150)	(1,751)

Total deferred tax (liabilities)	(8,391)	(108,331)
(Less) valuation allowance	(504)	(902)

Net deferred tax asset (liability)	$(7,009)	$(86,807)

Classification of net deferred tax assets (liabilities) on the consolidated balance sheet was as follows:

	As of December 31,
	2012	2013
	(in thousands)
Current assets	$26	$3,688
Non-current assets	—	—
Non-current (liabilities)	(7,035)	(90,495)

Total deferred tax asset (liabilities)	$(7,009)	$(86,807)

During 2013, the Company reversed the $0.5 million valuation allowance it previously established against the net deferred tax assets of its subsidiary, Slick City Media, Inc., as the Company now believes that it is more likely than not that these assets will be utilized, based on projected future income levels. The NOL carryover of this subsidiary, which was acquired in October of 2011, as well as the NOL and credit carryovers of GrubHub Holdings Inc., which was acquired on August 8, 2013, are subject to Section 382 and 383 of the Internal Revenue Code, which places limits on the utilization of acquired NOL and credit carryovers. Based on preliminary analysis performed by the Company, it does not believe that Sections 382 and 383 will significantly delay the utilization of these subsidiaries’ NOL and credit carryovers. A partial valuation reserve of $0.9 million is recorded at December 31, 2013 against certain state only credits as those credits have a short carryover period and the Company believes that this portion of the credit carryovers will more likely than not expire before they are utilized.

The Company has not provided U.S. income tax on the accumulated earnings of approximately $5.1 million of its UK subsidiary, Seamless Europe, Ltd., as it intends to permanently reinvest those undistributed earnings into future operations in that country. We estimate the potential additional U.S. tax liabilities that would result from the complete repatriation of those accumulated earnings to be approximately $0.8 million.

The Company had the following tax loss and credit carryforwards as of December 31, 2012 and 2013:

	2012	2013	Years of Expiration: Beginning
	(in thousands)
U.S. federal loss carryforwards	$3,380	$34,297	2027
U.S. state and local loss carryforwards	3,380	36,201	2027
U.S. contribution carryforwards	—	85	2015
Illinois Edge Credits	—	1,075	2017
U.S. R&D Credits	—	53	2031
U.S. Alternative Minimum Tax Credit carryover	8	240	No expiration

In addition to the federal and state NOL carryforwards shown above, the Company has $3.7 million in additional loss carryovers attributable to excess tax benefits on stock option exercises that will be recorded to additional paid-in capital when those losses are deemed utilized applying the “with and without” method of accounting for excess tax benefits.

The Company is not currently under examination in any taxing jurisdiction, and its tax returns are subject to the normal statute of limitations, three years form the filing date for federal income tax purposes. The federal and state statute of limitations generally remain open for years in which tax losses are generated until three years from the year those losses are utilized. Under these rules, the 2006 and later NOLs of Slick City Media, Inc. are still subject to audit by the IRS and state and local jurisdictions. Also, the 1999 and later year NOLs of GrubHub Holdings Inc. and its acquired businesses are still subject to audit by the IRS and state and local jurisdictions. The September 30, 2010 and later UK returns of Seamless Europe Ltd. are subject to exam by the UK tax authorities.

The Company is subject to taxation in the U.S. federal and various state jurisdictions. Significant judgment is required in determining the provision for income taxes and recording the related income tax assets and liabilities. The Company’s practice for accounting for uncertainty in income taxes is to recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not criteria, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

The following table summarizes the Company’s unrecognized tax benefit activity, excluding the related accrual for interest:

	December 31,
	2013	2012
	(in thousands)
Balance at beginning of year	$—	$—
Increase in positions relating to prior periods	166	—
Increases in positions taken in the current period	931	—

Balance at end of year	$1,097	$—

The Company records interest and penalties, if any, as a component of its income tax expenses. The non-current income tax liabilities are recorded in other long-term liabilities in the consolidated balance sheet. At December 31, 2013, the Company did not anticipate any significant adjustments to its unrecognized tax benefits caused by the settlement of tax examinations or other factors, within the next twelve months. Included in the balance sheet at December 31, 2013 were deferred tax assets that relate to the potential settlement of these unrecognized tax benefits. After consideration of these amounts, $0.5 million and $0 of the amount accrued at December 31, 2013 and 2012, respectively, would impact the effective tax rate, if reversed.